SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payment transaction
Share-based compensation expense	$ 34.4	$ 30.2
Share options
Share-based payment transaction
Share-based compensation expense	1.0	2.4
Restricted share unit plan
Share-based payment transaction
Share-based compensation expense	29.7	24.6
Deferred share unit plan
Share-based payment transaction
Share-based compensation expense	1.3	1.1
Employee share purchase plan
Share-based payment transaction
Share-based compensation expense	$ 2.4	$ 2.1